Expense Example, No Redemption {- Fidelity Small Cap Value Fund} - 07.31 Fidelity Small Cap Value Fund AMCIZ PRO-15 - Fidelity Small Cap Value Fund	Sep. 29, 2021 USD ($)
Fidelity Advisor Small Cap Value Fund: Class A
Expense Example, No Redemption:
1 Year	$ 694
3 Years	946
5 Years	1,217
10 Years	1,989
Fidelity Advisor Small Cap Value Fund: Class M
Expense Example, No Redemption:
1 Year	496
3 Years	805
5 Years	1,135
10 Years	2,067
Fidelity Advisor Small Cap Value Fund: Class C
Expense Example, No Redemption:
1 Year	204
3 Years	630
5 Years	1,083
10 Years	2,139
Fidelity Advisor Small Cap Value Fund: Class I
Expense Example, No Redemption:
1 Year	100
3 Years	312
5 Years	542
10 Years	1,201
Fidelity Advisor Small Cap Value Fund: Class Z
Expense Example, No Redemption:
1 Year	87
3 Years	271
5 Years	471
10 Years	$ 1,049